Sit Mutual Funds

3300 IDS Center, 80 South Eighth Street

Minneapolis, MN 55402

612-332-3223

March 18, 2021

Securities and Exchange Commission	VIA EDGAR TRANSMISSION
100 F Street, NE
Washington, DC 20549

				Form N-1A Registration Statement Post-Effective Amendment#

		1940 Act File Number	1933 Act File Number
RE:	Registrant
	Sit U.S. Government Securities Fund, Inc.	811-04995	33-11549	57
	Sit Mutual Funds II, Inc.	811-04033	002-91312	73
	Sit Tax-Free Income Fund
	Sit Minnesota Tax-Free Income Fund
	Sit Quality Income Fund

On behalf of the above-referenced Sit Mutual Funds (each, a “Registrant” and collectively, the “Registrants”), transmitted herewith for filing under the Securities Act of 1933 as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), is a Post-Effective Amendment to the Registrants’ Registration Statement on Form N-1A, including exhibits (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, to become effective on May 20, 2021.

The purpose of the Amendment is to register an additional class of shares (“Class Y Shares”) of Sit Tax-Free

Income Fund (the “Fund”) and to distinguish the different supervisory and administrative fees paid by the Fund’s

Class Y Shares and the original Class S Shares pursuant to a new Supervision and Administration Agreement consistent with the Fund’s unified fee structure. In addition, changes were made to distinguish the unified fee structure for Sit Minnesota Tax-Free Income Fund and Sit Quality Income Fund. The Registrants file a combined registration statement parts A, B and C and therefore all Registrants are included in this filing.

Please direct all questions or comments on the Amendment to my attention at 612-359-2536.

Sincerely,

/s/ Paul E. Rasmussen

Paul E. Rasmussen

Vice President

Enclosures

cc:  Jillian Bosmann, Faegre Drinker Biddle & Reath LLP